Disposal of Assets - Additional Information (Detail) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	Mar. 26, 2024	Feb. 23, 2024	Aug. 08, 2023	Jun. 30, 2024	Dec. 31, 2023
Disposal of assets [line item]
Assets held for sale				$ 1,378	$ 826
Liabilities directly associated with assets held for sale				119	$ 94
Impairment of assets reclassification to held for sale				0
JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Recognized tax benefit				91
Scarborough [Member]
Disposal of assets [line item]
Proportion of ownership interest in joint venture					10.00%
Scarborough [Member] | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Recognized tax benefit				$ 91
Percentage of sale of interest sold					15.10%
Proportion of ownership interest in joint venture				15.10%
Scarborough [Member] | JERA Scarborough Pty Ltd [Member] | Bottom of range [member]
Disposal of assets [line item]
Proportion of voting rights held in joint venture				74.90%
Scarborough [Member] | JERA Scarborough Pty Ltd [Member] | Top of range [member]
Disposal of assets [line item]
Proportion of voting rights held in joint venture				90.00%
Scarborough [Member] | AUSTRALIA | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Assets held for sale				$ 1,378
Liabilities directly associated with assets held for sale				119
Proportion of ownership interest in joint venture		15.10%
Scarborough [Member] | L And G Japan [Member]
Disposal of assets [line item]
Proportion of voting rights held in joint venture	90.00%		100.00%
Scarborough [Member] | L And G Japan [Member] | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Disposal group including discontinued operation consideration receivable			$ 740
Scarborough [Member] | L And G Japan [Member] | AUSTRALIA
Disposal of assets [line item]
Proceeds from the sale for capital reimbursements and escalation			$ 910
Percentage of sale of interest sold			10.00%
Assets held for sale					$ 823
Liabilities directly associated with assets held for sale					$ 94
Amount payable due to cost overuns maximum			$ 50
Disposal group consideration received on sale of assets				$ 121